Discontinued Operations - Schedule of Condensed Consolidated Operations and Balance Sheets from Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Consolidated Operations and Balance Sheets from Discontinued Operations [Line Items]
Total revenue	$ 189,669	$ 687,215
Total cost of sales	186,016	692,037
Total gross profit	3,653	(4,822)
Selling, general and administrative expenses	39,562	205,857
Loss (gain) on disposal of long lived assets	(10,159)	120
Depreciation and amortization	383	13,656
Impairment charges		48,748
Loss from operations	(26,133)	(273,203)
Interest expense	1,607	19,556
Interest income	(856)	(13,218)
Loss before provision for income taxes	(26,884)	(279,541)
Provision (benefit) for income taxes		(27)
Net loss from discontinued operations	(26,884)	(279,514)
ASSETS
Inventory		163,250
Property and equipment, net	800	19,150
Other assets	143	14,137
Assets from discontinued operations	943	196,537
LIABILITIES
Accounts payable	116	6,439
Accrued expenses	3,906	27,133
Vehicle floorplan		151,178
Deferred revenue		14,025
Operating lease liabilities		23,461
Other liabilities		5,884
Liabilities from discontinued operations	4,022	228,120
Retail Vehicle [Member]
Schedule of Condensed Consolidated Operations and Balance Sheets from Discontinued Operations [Line Items]
Total revenue	47,320	566,560
Total cost of sales	43,673	553,565
Wholesale Vehicle [Member]
Schedule of Condensed Consolidated Operations and Balance Sheets from Discontinued Operations [Line Items]
Total revenue	140,714	104,119
Total cost of sales	142,343	138,472
Product [Member]
Schedule of Condensed Consolidated Operations and Balance Sheets from Discontinued Operations [Line Items]
Total revenue	$ 1,635	$ 16,536